RESTATEMENTS OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS, Condensed Statement of Changes in Shareholders' Equity (Deficit) (FY) (Details) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020
Condensed Statement of Changes in Stockholders' Equity (Deficit) [Abstract]
Sale of 13,225,000 Units, net of underwriter discounts and offering expenses			$ 0
Class A Common Stock subject to possible redemption	$ 0	$ 0
Measurement Adjustment for Class A Common Stock to redemption amount			$ 13,511,990	$ 13,511,990
Private Placement Warrants [Member]
Condensed Statement of Changes in Stockholders' Equity (Deficit) [Abstract]
Units issued (in shares)			4,145,000
Initial Public Offering [Member]
Condensed Statement of Changes in Stockholders' Equity (Deficit) [Abstract]
Units issued (in shares)			13,225,000
Class A Common Stock [Member]
Condensed Statement of Changes in Stockholders' Equity (Deficit) [Abstract]
Class A Common Stock subject to possible redemption			$ 0
Measurement Adjustment for Class A Common Stock to redemption amount			13,511,990
As Previously Reported [Member]
Condensed Statement of Changes in Stockholders' Equity (Deficit) [Abstract]
Sale of 13,225,000 Units, net of underwriter discounts and offering expenses			118,738,010
Class A Common Stock subject to possible redemption	2,369,597	(2,458,260)
As Previously Reported [Member] | Class A Common Stock [Member]
Condensed Statement of Changes in Stockholders' Equity (Deficit) [Abstract]
Class A Common Stock subject to possible redemption			(113,348,455)
Measurement Adjustment for Class A Common Stock to redemption amount			0
Adjustments [Member]
Condensed Statement of Changes in Stockholders' Equity (Deficit) [Abstract]
Sale of 13,225,000 Units, net of underwriter discounts and offering expenses			(118,738,010)
Class A Common Stock subject to possible redemption	$ (2,369,597)	$ 2,458,260
Adjustments [Member] | Class A Common Stock [Member]
Condensed Statement of Changes in Stockholders' Equity (Deficit) [Abstract]
Class A Common Stock subject to possible redemption			113,348,455
Measurement Adjustment for Class A Common Stock to redemption amount			13,511,990
Restatement No.1, Warrants [Member]
Condensed Statement of Changes in Stockholders' Equity (Deficit) [Abstract]
Sale of 13,225,000 Units, net of underwriter discounts and offering expenses			118,738,010	118,738,010
Class A Common Stock subject to possible redemption			(113,348,455)	(109,199,660)
Sale of 4,145,000 Private Placement Warrants			0	0
Restatement No.1, Warrants [Member] | As Previously Reported [Member]
Condensed Statement of Changes in Stockholders' Equity (Deficit) [Abstract]
Sale of 13,225,000 Units, net of underwriter discounts and offering expenses			124,864,198	124,864,198
Class A Common Stock subject to possible redemption			(124,016,455)	(123,799,660)
Sale of 4,145,000 Private Placement Warrants			4,145,000	4,145,000
Restatement No.1, Warrants [Member] | Adjustments [Member]
Condensed Statement of Changes in Stockholders' Equity (Deficit) [Abstract]
Sale of 13,225,000 Units, net of underwriter discounts and offering expenses			(6,126,188)	(6,126,188)
Class A Common Stock subject to possible redemption			10,668,000	14,600,000
Sale of 4,145,000 Private Placement Warrants			(4,145,000)	(4,145,000)
Restatement No.2, Common Stock Subject to Redemption [Member]
Condensed Statement of Changes in Stockholders' Equity (Deficit) [Abstract]
Sale of 13,225,000 Units, net of underwriter discounts and offering expenses			0	0
Restatement No.2, Common Stock Subject to Redemption [Member] | Class A Common Stock [Member]
Condensed Statement of Changes in Stockholders' Equity (Deficit) [Abstract]
Class A Common Stock subject to possible redemption			0	0
Measurement Adjustment for Class A Common Stock to redemption amount			(13,511,990)	(13,511,990)
Restatement No.2, Common Stock Subject to Redemption [Member] | As Previously Reported [Member]
Condensed Statement of Changes in Stockholders' Equity (Deficit) [Abstract]
Sale of 13,225,000 Units, net of underwriter discounts and offering expenses			118,738,010	118,738,010
Restatement No.2, Common Stock Subject to Redemption [Member] | As Previously Reported [Member] | Class A Common Stock [Member]
Condensed Statement of Changes in Stockholders' Equity (Deficit) [Abstract]
Class A Common Stock subject to possible redemption			(113,348,455)	(109,199,660)
Measurement Adjustment for Class A Common Stock to redemption amount			0	0
Restatement No.2, Common Stock Subject to Redemption [Member] | Adjustments [Member]
Condensed Statement of Changes in Stockholders' Equity (Deficit) [Abstract]
Sale of 13,225,000 Units, net of underwriter discounts and offering expenses			(118,738,010)	(118,738,010)
Restatement No.2, Common Stock Subject to Redemption [Member] | Adjustments [Member] | Class A Common Stock [Member]
Condensed Statement of Changes in Stockholders' Equity (Deficit) [Abstract]
Class A Common Stock subject to possible redemption			113,348,455	109,199,660
Measurement Adjustment for Class A Common Stock to redemption amount			$ (13,511,990)	$ (13,511,990)